Scheduled Maturities Of Time Deposits (Scheduled Maturities Time Deposits Of $100,000 Or More) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Maturities of Time Deposits [Abstract]
Within one year	$ 50,261	$ 35,160
Over one through two years	24,140	16,491
Over two through three years	16,437	19,032
Over three through four years	13,370	10,907
Over four through five years	588	4,709
Over five years	0	0
Time Deposits Exceeding FDIC Insurance Limits	$ 104,796	$ 86,299